VARIABLE INTEREST ENTITIES - Additional Information (Details)	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Variable Interest Entity [Line Items]
Revenues	¥ 45,559,591	$ 6,604,466	¥ 54,411,724
Operating expenses	28,202,033	4,088,259	51,848,045
Net income (loss)	29,876,418	4,330,985	(111,357,510)
VIE
Variable Interest Entity [Line Items]
Revenues	45,559,591	6,604,466	54,411,724
Operating expenses	11,643,918	1,687,940	8,975,330
Net income (loss)	¥ (2,974,474)	$ 431,189	¥ (841,261)